Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	$ 22,295	$ 16,191
Provision for indirect taxes	2,234	803
Indirect taxes payables	1,007	6,120
Accrued salaries, bonuses, vacation pay and related taxes	2,969	1,924
Accrued professional services	1,526	1,100
Other payables and advances received	490	435
Total	$ 30,521	$ 26,573